DEFERRED TAX (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Deferred Tax [Abstract]
Summary of Amounts Determined After Appropriate Offsetting
The following amounts determined after appropriate offsetting are shown in the consolidated statement of financial position:

	As At December 31,
	2022	2021
Deferred tax asset	5,832	7,028
Deferred tax liability	(2,179)	—
Deferred tax asset, net	3,653	7,028

Summary of Change in Deferred Income Tax
The change in the deferred income tax account is as follows:

	As At December 31,
	2022	2021
Deferred tax , net at the beginning of the period	7,028	5,778
Business combination (Note 5)	(4,008)	—
Credited to the consolidated statement of comprehensive income	1,012	1,770
Translation differences	(379)	(520)
Deferred tax, net at the end of the period	3,653	7,028

Disclosure of Deferred Taxes Calculated on Temporary Differences
Deferred taxes are calculated on temporary differences under the liability method using the principal tax rate within the relevant jurisdiction. The balance is comprised of the following:

	As At December 31,
	2022	2021
Intangible assets - deferred tax assets	5,742	6,481
Intangible assets - deferred tax liability	(3,151)	—
Trading losses and other allowances	1,062	547
Net deferred tax assets	3,653	7,028